Fees Summary	May 13, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 303,000
Previously Paid Amount	0.00
Total Fee Amount	46.39
Total Offset Amount	0.00
Net Fee	46.39
Narrative - Max Aggregate Offering Price	$ 303,000
Final Prospectus	true